BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT
	June 30, 2021	December 31, 2020
	(Unaudited)
Secured short-term loans (1)	$5,949,005	$6,210,176

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

	June 30, 2021	December 31, 2020
	(Unaudited)

Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	$4,182,894	$3,976,960
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	1,766,111	2,019,072
Guaranteed by a $ 0.2 million restricted bank time deposit	-	214,144
Total	$5,949,005	$6,210,176